Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Summary of share option activity

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Exercised	(274,925)	—	11.12	—	3,601,562
Forfeited	(12,500)	—	19.86	—	—
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Exercised	(254,326)	—	28.02	2.93	3,938,396
Forfeited	—	—	—	—	—
Balance, December 31, 2024	8,920,035	—	33.17	3.42	183,603,721
Vested and Exercisable as of December 31, 2024	8,920,035	—	33.17	3.42	183,603,721

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Sales and marketing	527,537	265,862	299,806	41,073
General and administrative	21,102,104	4,649,664	1,754,168	240,320
Research and development	2,424,119	20,256	203,821	27,924
	24,053,760	4,935,782	2,257,795	309,317